Label	Element	Value
(AEW Real Estate Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with above-average income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 56 of the Prospectus and on page 112 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts ("REITs") and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations.

AEW Capital Management, L.P. ("AEW") employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of the real estate equity securities is dependent upon the underlying real estate assets and company management, as well as the overall influence of capital markets.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund's investment universe.

Price: AEW examines the historic pricing of each company in the Fund's universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund's investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Real Estate Risk: Because the Fund concentrates its investments in REITs and the real estate industry, the Fund's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2009, 32.96% Lowest Quarterly Return: Fourth Quarter 2008, -38.19% The Fund's Class A shares total return year to date as of March 31, 2016 was 5.30%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ngam.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
(AEW Real Estate Fund) | MSCI U.S. REIT Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	2.52%
Past 5 Years	rr_AverageAnnualReturnYear05	11.88%
Past 10 Years	rr_AverageAnnualReturnYear10	7.35%
Life of Class N (5/1/13)	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
(AEW Real Estate Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	984
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,135
Annual Return 2006	rr_AnnualReturn2006	35.75%
Annual Return 2007	rr_AnnualReturn2007	(19.26%)
Annual Return 2008	rr_AnnualReturn2008	(37.17%)
Annual Return 2009	rr_AnnualReturn2009	30.29%
Annual Return 2010	rr_AnnualReturn2010	27.44%
Annual Return 2011	rr_AnnualReturn2011	9.27%
Annual Return 2012	rr_AnnualReturn2012	16.11%
Annual Return 2013	rr_AnnualReturn2013	0.84%
Annual Return 2014	rr_AnnualReturn2014	30.05%
Annual Return 2015	rr_AnnualReturn2015	4.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Second Quarter 2009, 32.96%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Fourth Quarter 2008, -38.19%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Past 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Past 5 Years	rr_AverageAnnualReturnYear05	10.38%
Past 10 Years	rr_AverageAnnualReturnYear10	6.48%
(AEW Real Estate Fund) | Class A | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(3.70%)
Past 5 Years	rr_AverageAnnualReturnYear05	7.70%
Past 10 Years	rr_AverageAnnualReturnYear10	4.55%
(AEW Real Estate Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	0.49%
Past 5 Years	rr_AverageAnnualReturnYear05	7.77%
Past 10 Years	rr_AverageAnnualReturnYear10	4.84%
(AEW Real Estate Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,460
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,460
Past 1 Year	rr_AverageAnnualReturnYear01	2.75%
Past 5 Years	rr_AverageAnnualReturnYear05	10.86%
Past 10 Years	rr_AverageAnnualReturnYear10	6.32%
(AEW Real Estate Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,230
Past 1 Year	rr_AverageAnnualReturnYear01	4.98%
Life of Class N (5/1/13)	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
(AEW Real Estate Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	619
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,372
Past 1 Year	rr_AverageAnnualReturnYear01	4.76%
Past 5 Years	rr_AverageAnnualReturnYear05	11.99%
Past 10 Years	rr_AverageAnnualReturnYear10	7.41%

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
[2]	NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund's Board of Trustees.
[3]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35%, 2.10%, 1.05% and 1.10% of the Fund's average daily net assets for Class A, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below applicable expense limitations for Class A, C, N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.